Financial Instruments - Additional Information (Details)	Apr. 30, 2024 CAD ($)
USD
Disclosure Of Financial Instruments [Line Items]
Foreign currency exchange rate	1.3812
Euro
Disclosure Of Financial Instruments [Line Items]
Foreign currency exchange rate	1.5687